RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Transactions with OneLNG and Subsidiaries (Details) - OneLNG $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 586
Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties	$ 586